Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements - Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 34,202		$ 30,128		$ 59,593	$ 60,066	$ 114,080	$ 26,759	$ 44,566
Total cost of revenue	32,713		21,096		58,084	40,322	90,852	24,702	1,458
Gross profit	1,489		9,032		1,509	19,744	23,228	2,057	43,108
Selling, general and administrative expenses	38,750		19,780		75,845	36,669	72,825	32,399	24,862
Depreciation and amortization	2,282		1,441		3,567	2,769	6,118	5,310	2,229
Total operating expenses	42,326		19,055		81,670	42,776	282,785	97,701	111,682
Loss from operations	(40,837)		(10,023)		(80,161)	(23,032)	(259,557)	(95,644)	(68,574)
Loss on disposal of subsidiaries, net					(180)	(1,446)
Loss on disposal of subsidiaries, net	(42)		(1,234)		(188)	(1,264)	(1,264)	276	(952)
Other income, net	1,696		837		1,887	499	1,261	6,604	(433)
Loss before income taxes and non-controlling interest	(38,831)		(8,068)		(66,961)	(21,862)
Income tax benefit	147		1,682		525	9,027	11,786	3,308	(417)
Income (loss) on investment	(589)		(461)		(1,928)	(615)	(3,665)	(131)
Net loss	(39,273)		(6,847)		(68,364)	(13,450)	(256,725)	(111,581)	(96,829)
Net loss attributable to common shareholders	(39,273)		(6,847)		(68,364)	(13,450)	(256,725)	(111,765)	(97,656)
Net loss attributable to non-controlling interest	1,506		152		2,086	272	714	10,501	(852)
Net earnings (loss) attributable to common stockholders	(37,767)		(6,695)		(66,278)	(13,178)	(256,011)	(101,264)	(98,508)
Foreign currency translation adjustments	(9,012)	$ 1,209	(40)	$ (693)	(7,803)	(733)	(1,385)	3,158	407
Comprehensive loss	(48,285)		(6,907)		(76,167)	(14,203)	(258,110)	(108,423)	(96,422)
Comprehensive loss (gain) attributable to non-controlling interest	3,385		158		3,681	591	2,020	9,238	(844)
Comprehensive loss attributable to Ideanomics, Inc. common shareholders	(44,900)		(6,749)		(72,486)	(13,612)	(256,090)	(99,369)	(98,093)
Sale of products
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	24,534		6,957		39,411	11,472	37,009	25,128	0
Total cost of revenue	25,027		6,060		40,765	10,512	37,845	23,644	0
Sale of services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	9,589		22,795		20,049	48,004	75,766	1,631	44,566
Total cost of revenue	$ 7,605		14,663		$ 17,188	29,277	$ 51,562	1,058	$ 1,458
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue			30,847			60,785
Total cost of revenue			21,545			40,642
Gross profit			9,302			20,143
Selling, general and administrative expenses			20,361			37,380
Depreciation and amortization			1,635			2,763
Total operating expenses			19,830			43,481
Loss from operations			(10,528)			(23,338)		(86,879)
Loss on disposal of subsidiaries, net						(1,446)
Other income, net						681
Loss before income taxes and non-controlling interest			(8,573)			(22,168)
Income tax benefit			1,570			8,824		0
Income (loss) on investment						(698)
Net loss			(7,465)			(14,042)		(106,043)
Net loss attributable to common shareholders			(7,465)			(14,042)
Net loss attributable to non-controlling interest			203			367
Net earnings (loss) attributable to common stockholders			(7,262)			(13,675)		(98,400)
Foreign currency translation adjustments			(41)			(901)		3,208
Comprehensive loss			(7,526)			(14,963)		(102,835)
Comprehensive loss (gain) attributable to non-controlling interest			210			763		6,539
Comprehensive loss attributable to Ideanomics, Inc. common shareholders			(7,316)			(14,200)
Previously Reported | Sale of products
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue			7,410			11,957
Total cost of revenue			6,591			10,945
Previously Reported | Sale of services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total cost of revenue			14,954			29,697
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue			(719)			(719)
Total cost of revenue			(449)			(320)
Gross profit			(270)			(399)
Selling, general and administrative expenses			(581)			(711)
Depreciation and amortization			(194)			6
Total operating expenses			(775)			(705)
Loss from operations			505			306		(8,765)
Loss on disposal of subsidiaries, net						182
Other income, net						(182)
Loss before income taxes and non-controlling interest			505			306
Income tax benefit			112			203		3,308
Income (loss) on investment						83
Net loss			618			592		(5,538)
Net loss attributable to common shareholders			618			592
Net loss attributable to non-controlling interest			(51)			(95)
Net earnings (loss) attributable to common stockholders			567			497		(2,864)
Foreign currency translation adjustments			1			168		(50)
Comprehensive loss			619			760		(5,588)
Comprehensive loss (gain) attributable to non-controlling interest			(52)			(172)		$ 2,699
Comprehensive loss attributable to Ideanomics, Inc. common shareholders			567			588
Adjustment | Sale of products
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue			(453)			(485)
Total cost of revenue			(531)			(433)
Adjustment | Sale of services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total cost of revenue			$ (291)			$ (420)